Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Outstanding Interest Rate Derivatives

As of December 31, 2020, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2020	Maximum notional amount(1)	Effective date	Ending date
5.4200%	$302.3	$302.3	September 6, 2007	May 31, 2024
1.6490%	160.0	160.0	September 27, 2019	May 14, 2024
0.7270%	125.0	125.0	March 26, 2020	March 26, 2025
0.7800%	125.0	125.0	March 23, 2020	March 23, 2025
1.6850%	110.0	110.0	November 14, 2019	May 15, 2024
5.6000%	93.6	93.6	June 23, 2010	December 23, 2021	(2)
1.4900%	29.4	29.4	February 4, 2020	December 30, 2025
(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional amount over the remaining term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.

Summary of Financial Instruments Measured at Fair Value

The following provides information about the Company’s financial instruments measured at fair value:

	2020	2019
Contingent consideration asset	$90.9	$—
Fair value of derivative liabilities
Interest rate swaps	63.0	49.3
Derivative put instrument	—	0.9

Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings

The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2020	2019	2018
Earnings (losses) recognized in net earnings:
Loss on interest rate swaps(1)	$(36.4)	$(58.8)	$14.7
Gain on derivative put instrument	0.9	23.7	0.8
Gain on contingent consideration asset	6.8	—	—
Loss reclassified from AOCL to net earnings(2)
Interest expense	(0.3)	(0.3)	(0.3)
Depreciation and amortization	(1.0)	(0.7)	(0.8)

(1)

For the years ended December 31, 2020, 2019 and 2018, cash flows related to actual settlement of interest rate swaps were $21,789,000, $126,782,000 and $41,284,000 respectively.  These are included in investing activities on the consolidated statements of cash flows. For the years ended December 31, 2018, cash flows related to actual settlement of interest rate swaps of $41,284,000 was reclassified from operating activities to investing activities to conform with current financial statement presentation.

(2)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive loss until September 30, 2008 when these contracts were voluntarily de-designated as accounting hedges. The amounts in accumulated other comprehensive loss are recognized in earnings when and where the previously hedged interest is recognized in earnings.